UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  06-30-2005


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-26-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: 125408000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     4034    93210 SH       Sole                    79470             13740
Affiliated Computer Systems    COM              008190100     3010    58895 SH       Sole                    51815              7080
American International Group I COM              026874107     4203    72345 SH       Sole                    62877              9468
BP Amoco PLC ADR               COM              055622104     1635    26205 SH       Sole                    21895              4310
Bemis                          COM              081437105     2503    94315 SH       Sole                    82095             12220
Biomet Inc.                    COM              090613100      856    24720 SH       Sole                    19655              5065
Cardiodynamics Intl CP         COM              141597104       29    18100 SH       Sole                    18100
Chevron Texaco Corp.           COM              166764100     3368    60227 SH       Sole                    51707              8520
Chunghwa Telecom Co. Ltd       COM              17133q205     1612    75215 SH       Sole                    69330              5885
Citigroup                      COM              172967101     3169    68543 SH       Sole                    59233              9310
Coca Cola                      COM              191216100      249     5975 SH       Sole                     5975
Colgate-Palmolive Co.          COM              194162103     1332    26683 SH       Sole                    22503              4180
Comcast Corp New Class A share COM              20030n101     2721    88733 SH       Sole                    75998             12735
ConocoPhillips                 COM              20825C104     4335    75400 SH       Sole                    63840             11560
Constellation Brands Inc.      COM              21036p108      288     9770 SH       Sole                     9770
Costco Whsl Group              COM              22160K105     1406    31440 SH       Sole                    27965              3475
Cubic Corporation              COM              229669106      205    11530 SH       Sole                     9625              1905
DJ US Consumer Cyclical - iSha COM              464287580      236     3985 SH       Sole                     3945                40
DJ US Consumer Non-Cyclical -  COM              464287812      217     4150 SH       Sole                     4100                50
DJ US Financial - iShares Trus COM              464287788      354     3730 SH       Sole                     3690                40
DJ US Healthcare - iShares Tru COM              464287762      353     5770 SH       Sole                     5700                70
DJ US Technology - iShares Tru COM              464287721      260     5675 SH       Sole                     5675
Dell Inc.                      COM              24702r101     2229    56480 SH       Sole                    46420             10060
Ebay Inc                       COM              278642103      682    20670 SH       Sole                    16430              4240
Electronic Arts, Inc.          COM              285512109     1003    17715 SH       Sole                    13650              4065
Exelon  Corporation            COM              30161n101     1657    32275 SH       Sole                    28755              3520
Exxon Mobil                    COM              30231G102      833    14502 SH       Sole                    14502
First Data Corporation         COM              319963104     3031    75505 SH       Sole                    65150             10355
Fomento Economico Mexicano     COM              344419106      973    16330 SH       Sole                    13445              2885
Gannett Co. Inc.               COM              364730101     1668    23445 SH       Sole                    21545              1900
General Electric               COM              369604103     2996    86468 SH       Sole                    75558             10910
GlaxoSmithKline plc            COM              37733W105     2303    47485 SH       Sole                    43570              3915
Goldman Sachs Group            COM              38141G104     2043    20030 SH       Sole                    16890              3140
Jefferson Pilot Merger Electio COM              475070108     1772    35145 SH       Sole                    31865              3280
Johnson & Johnson              COM              478160104     4547    69958 SH       Sole                    61983              7975
Kinder Morgan Management LLC   COM              49455u100     1257    27328 SH       Sole                    24499              2829
Korea Electric Power           COM              500631106     1329    84795 SH       Sole                    64225             20570
L-3 Communications             COM              502424104     2076    27105 SH       Sole                    23490              3615
Lowe's Companies Inc.          COM              548661107     3308    56825 SH       Sole                    48615              8210
Medtronic, Inc.                COM              585055106     4398    84927 SH       Sole                    73537             11390
Merrill Lynch                  COM              590188108     2626    47735 SH       Sole                    41915              5820
Microsoft Corp.                COM              594918104     4013   161540 SH       Sole                   137960             23580
Nasdaq Biotech Index - iShares COM              464287556     1791    26375 SH       Sole                    22355              4020
Paychex                        COM              704326107     2463    75745 SH       Sole                    63185             12560
Pepsico Inc.                   COM              713448108     3582    66415 SH       Sole                    57175              9240
Pfizer                         COM              717081103     3570   129429 SH       Sole                   111589             17840
Pharmaceutical HOLDRs Trust    COM              71712a206     1642    22400 SH       Sole                    18700              3700
Procter & Gamble               COM              742718109     2503    47444 SH       Sole                    40944              6500
Qualcomm                       COM              747525103     2838    85982 SH       Sole                    74072             11910
S&P Depository Receipts ETF    COM              78462F103      200     1680 SH       Sole                     1535               145
S&P Mid-Cap Barra Value - iSha COM              464287705      296     4440 SH       Sole                     4440
SEI Investments                COM              784117103      602    16125 SH       Sole                    12850              3275
SK Telecom Co. Ltd             COM              78440p108      827    40520 SH       Sole                    28770             11750
Starbucks Inc.                 COM              855244109      306     5930 SH       Sole                     5140               790
State Street Corp.             COM              857477103     4023    83370 SH       Sole                    71610             11760
SunGard Data Systems Inc       COM              867363103      840    23895 SH       Sole                    20890              3005
Sunrise Assisted Living        COM              86768K106     3241    60050 SH       Sole                    51260              8790
Suntrust Banks Inc.            COM              867914103      450     6228 SH       Sole                     6228
Sysco Corporation              COM              871829107      607    16785 SH       Sole                    12625              4160
Telecom Corp. of New Zealand   COM              879278208      824    24520 SH       Sole                    22590              1930
Teva Pharmaceutical Industries COM              881624209     3127   100415 SH       Sole                    84945             15470
UPS                            COM              911312106     1121    16211 SH       Sole                    14571              1640
UnitedHealth Group             COM              91324P102     3604    69130 SH       Sole                    60950              8180
WPP Group                      COM              929309300     2145    42015 SH       Sole                    35870              6145
WalMart                        COM              931142103     1249    25905 SH       Sole                    20695              5210
Walt Disney Co's.              COM              254687106     1080    42910 SH       Sole                    35180              7730
Wyeth                          COM              983024100      275     6183 SH       Sole                     6183
Xilinx                         COM              983919101      521    20440 SH       Sole                    16760              3680
Zions Bancorporation           COM              989701107      561     7630 SH       Sole                     6440              1190